Share Capital	12 Months Ended
Jun. 30, 2024
Share Capital [Abstract]
Share capital
8.	Share capital

	Ordinary shares – Class A	Ordinary shares – Class B	Total
	Number of shares	Number of shares	Number of shares	RM	USD
Paid-up capital
Balance at July 1, 2022, June 30, 2023, and June 30, 2024	8,750,000	2,500,000	11,250,000	482	102

As of 30 June 2023, the Company has authorized and issued 11,250,000 ordinary shares at USD 0.00001.

On 29 August 2023, the Company passed a written resolution to re-designated and re-classified its existing authorized ordinary shares. Prior to the re-classification exercise, the Company is authorized to issue a maximum of 500,000,000 ordinary shares of a single class with a par value of USD 0.00001 each. Subsequent to the re-classification exercise, the Company’s authorized shares were 500,000,000 ordinary shares with a par value of USD 0.00001 each comprising (i) 497,500,000 Class A Ordinary Shares with a par value of USD 0.00001 each; and (b) 2,500,000 Class B Ordinary Shares with a par value USD 0.00001 each.

On 29 August 2023, the Company had 8,750,000 Class A Ordinary Shares and 2,500,000 Class B Ordinary Shares, issued and outstanding, respectively. Holders of Class A Ordinary Shares and Class B Ordinary Shares vote together as one class on all matters submitted to a vote by the shareholders at any general meeting of the Company and have the same rights except each Class A Ordinary Share is entitled to one (1) vote and each Class B Ordinary Share is entitled to twenty (20) votes.

As of 30 June 2024, the Company has authorized and issued 8,750,000 Class A Ordinary Shares and 2,500,000 Class B Ordinary Shares.